Loans to/(From) Related Parties	12 Months Ended
Feb. 28, 2025
Loans to/(From) Related Parties [Abstract]
LOANS TO/(FROM) RELATED PARTIES

12. LOANS TO/(FROM) RELATED PARTIES

	As of February 28/29
Figures in Rand thousands	2025	2024

Non-current assets
Loan to a related party	28,700	28,200

Current liabilities
Loan from a related party	(138)	(924)

Related party loans are unsecured, bear no interest and have no fixed terms of repayment. The fair value of these financial instruments approximates the carrying amount.